Note 11 - Long-term Debt - Future Principal Payments (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
2025	$ 1,857
2026	1,857
2027	1,857
Long-Term Debt, Maturity, Year Four	7,429
Total future term loan principal payments	13,000	$ 15,000
Less: unamortized debt discount and issuance costs	(266)	$ (925)
Less: current portion of debt	(1,857)
Total debt, net of current portion	$ 10,877